Summary of significant accounting policies (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($) segment	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Debt	$ 47,927,887	$ 50,204,678
Floating rate debt
Summary Of Significant Accounting Policies [Line Items]
Debt	8,600,000
Floating rate debt | LIBOR
Summary Of Significant Accounting Policies [Line Items]
Debt	6,400,000
Long-term debt, maturity, after year one	5,600,000
Derivative, notional amount	$ 4,200,000
Floating rate debt | One month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	1 month
Floating rate debt | Three month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	3 months
Floating rate debt | Six month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	6 months
Floating rate derivative | One month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	1 month
Floating rate derivative | Three month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	3 months
Floating rate derivative | Six month LIBOR
Summary Of Significant Accounting Policies [Line Items]
Long-term debt, floating rate, duration	6 months